COMMITMENTS (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)				12 Months Ended
	Jan. 03, 2022	Dec. 15, 2020	Sep. 01, 2020	Dec. 31, 2021	Jan. 31, 2022	Jan. 27, 2022	Jan. 19, 2022	Dec. 29, 2021	Dec. 19, 2021	Oct. 13, 2021	Jul. 19, 2021	Jan. 11, 2021
Loss Contingencies [Line Items]
Issued, price per share		$ 10.10		$ 10.50
Equity method investment percentage									100.00%
Issuance of Founder Shares to Sponsors, shares				1,904,761
Issuance of Founder Shares to Sponsors		$ 4,025,000		$ 20,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument face amount								$ 5,000,000		$ 3,000,000	$ 2,000,000
Maximum [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt instrument face amount					$ 7,000,000	$ 7,000,000
Forafric Global Plc [Member]
Loss Contingencies [Line Items]
Share price									$ 0.001
Globis SPAC LLC [Member]
Loss Contingencies [Line Items]
Number of ordinary shares issued to reduction of closing payment				15,100,000
Issuance of Founder Shares to Sponsors, shares			2,875,000
Issuance of Founder Shares to Sponsors			$ 25,000
Debt instrument face amount				$ 5,000,000								$ 1,000,000
Globis SPAC LLC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Debt instrument face amount					$ 7,000,000
FAHL Business Combination [Member]
Loss Contingencies [Line Items]
Business combination contingent consideration liability current				20,000,000
Business combination remaining cash closing amount				$ 20,000,000
Business combination earnout shares description				(A) 500,000 Earnout Shares, if, during calendar year 2022, Adjusted EBITDA (as defined in the Business Combination Agreement) of the Company is equal to or greater than $27,000,000, (B) 500,000 Earnout Shares, if, during calendar year 2023, Adjusted EBITDA of the Company is equal to or greater than $33,000,000, and (C) 1,000,000 Earnout Shares, if, during calendar year 2024, the Buyer Trading Price (as defined in the Business Combination Agreement) during the standard market trading hours of a trading day is greater than or equal to $16.50 for any 20 trading days within any period of 30 consecutive trading days.
FAHL Business Combination [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Business combination closing payment amount				$ 0
FAHL Business Combination [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Number of ordinary shares issued of remaining cash				1,904,762
Forafric Agro Holdings Limited [Member] | Bond Investor [Member]
Loss Contingencies [Line Items]
Debt interest rate				6.00%
Debt instrument converted rate				10.00%
Debt instrument conversion price				$ 9.45
Forafric Agro Holdings Limited [Member] | Subsequent Event [Member] | Bond Investor [Member]
Loss Contingencies [Line Items]
Debt instrument face amount	$ 9,500,000
Debt instrument face amount							$ 2,500,000
Debt instrument maturity date	Jun. 15, 2026
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Share issued during business combination				402,500
Share issued during business combination, value				$ 4,025,000
Issued, price per share				$ 10.00
PIPE Subscription Agreement [Member]
Loss Contingencies [Line Items]
[custom:PercentageForIssuedAndOutstandingOrdinaryShares-0]				499.00%